General information - Additional Information (Detail) € / shares in Units, € in Thousands		6 Months Ended		12 Months Ended
	Dec. 17, 2021 EUR (€) shares	Jun. 30, 2022 EUR (€) € / shares shares	Jun. 30, 2021 EUR (€)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€) € / shares shares	Dec. 17, 2021 $ / shares shares	Dec. 31, 2020 € / shares shares
General Information [Line Items]
Number of shares issued | shares					5,939,000
Issue of equity | €	€ 397,800
Business Combination ,Transaction costs | €	€ 51,400			€ 2,900
Par value per share | € / shares		€ 0.02			€ 0.02		€ 0.02
Share-based payments | €		€ 6,683	€ 8,757		€ 74,978
PIPE Investors [member]
General Information [Line Items]
Stock issued during the period ,shares | shares	37,500,000
Stock issued during the period ,value | €	€ 331,400
Zegna Private Placement Warrants [Member]
General Information [Line Items]
Class of warrants Outstanding During the period | €	€ 10,349
Monterubello [Member]
General Information [Line Items]
Stock Repurchased During Period Shares | shares	54,600,000
Stock Repurchased During Period ,Value | €	€ 455,000
Zegna Public Warrants [Member]
General Information [Line Items]
Number of Warrants Exchanged For Ordinary Shares | shares	13,416,667
Class of warrants Outstanding During the period | €	€ 20,723
Bottom of range
General Information [Line Items]
Business Combination ,Transaction costs | €	€ 17,300
Bottom of range | Strategic Holding Group S. r.l [Member] | Zegna Private Placement Warrants [Member]
General Information [Line Items]
Number of warrants Exchanged For ordinary shares | shares	800,000
Top of range
General Information [Line Items]
Business Combination ,Transaction costs | €	€ 34,100
Top of range | Zegna Private Placement Warrants [Member]
General Information [Line Items]
Number of warrants Exchanged For ordinary shares | shares	5,900,000
Ordinary shares [member]
General Information [Line Items]
Number of shares issued | shares		296,943,659			296,943,659		214,954,000
Ordinary shares [member] | Bottom of range
General Information [Line Items]
Stockholders Equity Note Stock Split Shares | shares	4,300,000
Ordinary shares [member] | Top of range
General Information [Line Items]
Stockholders Equity Note Stock Split Shares | shares	215,000,000
IIAC class A Shares [Member]
General Information [Line Items]
Number of shares issued | shares						44,443,659
IIAC Class B Shares [Member]
General Information [Line Items]
Number of shares issued | shares					5,031,250	44,443,659
Issue of equity | €					€ 37,906
IIAC's shares [Member]
General Information [Line Items]
Par value per share | $ / shares						$ 10.14
Share-based payments | €	€ 114,963